Accounts receivable, net - Schedule of concentration of risk, accounts receivable, net (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Concentration Risk [Line Items]
Accounts receivable, net	$ 26,889,080	¥ 129,464,732	¥ 188,099,873	¥ 135,778,457
Company A
Concentration Risk [Line Items]
Accounts receivable, net	$ 5,377,177	¥ 21,112,127	37,615,505
Company A | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%	16.00%
Company B
Concentration Risk [Line Items]
Accounts receivable, net		¥ 13,441,984
Company B | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%
Company C
Concentration Risk [Line Items]
Accounts receivable, net	$ 6,829,772		47,776,989
Company C | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	25.00%
Company D
Concentration Risk [Line Items]
Accounts receivable, net	$ 3,354,602		¥ 23,466,780
Company D | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%